UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA   92109

      (Address of principal executive offices)           (Zip code)

Ross C. Provence

Wireless Funds

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92109

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WIRELESS FUND
Custodian Name: U.S. BANK, N.A.

REASEARCH IN MOTION LIMITED

Ticker:	RIMM	Meeting Date:	7/11/2008
CUSIP	760975102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
OF THE COMPANY AND AUTHORIZING THE DIRECTORS TO FIX THEIR
REMUNERATION.

CELLCOM ISRAEL LTD.

Ticker:	CEL	Meeting Date:	8/18/2008
CUSIP	M2196U109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE GRANT OF LETTER OF EXEMPTION AND INDEMNIFICA-				FOR	FOR	WITH	ISSUER
TION TO OFFICE HOLDERS WHO ARE CONTROLLING SHAREHOLDERS.

3. APPROVAL OF AMENDMENT OF TERMS OF OUTSTANDING OPTIONS HELD				FOR	FOR	WITH	ISSUER
BY THE CHAIRMAN OF THE BOARD OF THE COMPANY.

4. REAPPOINTMENT OF INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

HARRIS CORPORATION

Ticker:	HRS	Meeting Date:	10/24/2008
CUSIP	413875105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1B. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1C. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1D. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT BY THE AUDIT COMMITTEE OF ERNST				FOR	FOR	WITH	ISSUER
& YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR FISCAL YEAR 2009.

3. APPROVAL OF AN AMENDMENT TO THE RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF
HARRIS COMMON STOCK FROM 250,000,000 TO 500,000,000 SHARES.

4. APPROVAL OF AN AMENDMENT TO OUR RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	1/14/2009
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. THE TRANSFER AGREEMENT DATED 16 DECEMBER 2008 (THE "TRANSFER				FOR	FOR	WITH	ISSUER
AGREEMENT") ENTERED INTO BETWEEN CHINA UNITED NETWORK
COMMUNICATIONS CORPORATION LIMITED ("UNICOM CHINA") AND CHINA
UNITED TELECOMMUNICATIONS CORPORATION LIMITED ("UNICOM A SHARE
COMPANY").

QUALCOMM, INCORPORATED

Ticker:	QCOM	Meeting Date:	3/3/2009
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY'S
FISCAL YEAR ENDING SEPTEMBER 27, 2009.

APPLE INC.

Ticker:	AAPL	Meeting Date:	2/25/2009
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. POLITICAL CONTRIBUTIONS AND EXPENDITURES REPORT.				AGAINST	FOR	AGAINST	SHAREHOLDER

3. ADOPTION OF PRINCIPLES FOR HEALTH CARE REFORM.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SUSTAINABILITY REPORT.				AGAINST	FOR	AGAINST	SHAREHOLDER

5. ADVISORY VOTE ON COMPENSATION.				AGAINST	FOR	AGAINST	SHAREHOLDER

TEXAS INSTRUMENTS INCORPORATED

Ticker:	TXN	Meeting Date:	4/16/2009
CUSIP	882508104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.

3. APPROVE A TEXAS INSTRUMENTS 2009 LONG-TERM COMPENSATION				FOR	AGAINST	AGAINST	ISSUER
PLAN.

4. APPROVA A TEXAS INSTRUMENTS 2009 DIRECTOR COMPENSATION PLAN.				FOR	AGAINST	AGAINST	ISSUER

5. SEPARATION OF ROLES OF CHAIRMAN AND CEO.				AGAINST	FOR	AGAINST	SHAREHOLDER

AMERICAN TOWER CORPORATION

Ticker:	AMT	Meeting Date:	5/6/2009
CUSIP	29912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

SBA COMMUNICATIONS CORPORATION

Ticker:	SBAC	Meeting Date:	3/12/2009
CUSIP	78388J106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009
FISCAL YEAR.

3. IN THEIR DISCRETION, TO TRANSACT SUCH OTHER BUSINESS AS MAY				FOR	FOR	WITH	ISSUER
PROPERLY COME BEFORE THE MEETING AND ANY OTHER ADJOURNMENT
OR POSTPONEMENT.

SBA COMMUNICATIONS CORPORATION

Ticker:	BRCM	Meeting Date:	5/14/2009
CUSIP	111320107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
ENDING DECEMBER 31, 2009.

CROWN CASTLE INTERNATIONAL CORP

Ticker:	CCI	Meeting Date:	3/23/2009
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

SKYWORKS SOLUTIONS, INC.

Ticker:	SWKS	Meeting Date:	5/12/2009
CUSIP	83088M102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2.APPROVE THE AMENDED AND RESTATED 2005 LONG-TERM INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN.

3. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

AMERICA MOVIL, S.A.B. DE C.V.

Ticker:	AMX	Meeting Date:	4/20/2009
CUSIP	02364W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
I. APPOINTMENT OR, AS THE CASE MAY BE, REELECTION OF THE MEMBERS				FOR	FOR	WITH	ISSUER
OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS
OF THE SERIES "L" SHARES ARE ENTITLED TO APPOINT.

II. APPOINTMENT OF DELEGATES TO EXECUTE AND, IF APPLICABLE,				FOR	FOR	WITH	ISSUER
FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING.

NII HOLDINGS, INC.

Ticker:	NIHD	Meeting Date:	5/12/2009
CUSIP	62913F201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.

CHINA MOBILE (HONG KONG) LIMITED

Ticker:	CHL	Meeting Date:	5/19/2009
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER
AND THE REPORTS OF THE DIRECTORS AND AUDITORS.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED				FOR	FOR	WITH	ISSUER
31 DECEMBER 2008.

3. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT.

6. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES NOT EXCEEDING 20% OF NOMINAL AMOUNT.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

CHINA UNICOM (HONG KONG) LIMITED

Ticker:	CHU	Meeting Date:	526/09
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND OF THE INDEPENDENT AUDITORS FOR
THE YEAR ENDED 31 DECEMBER 2008.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER				FOR	FOR	WITH	ISSUER
2008.

3A. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3B. TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX REMUNERATION				FOR	FOR	WITH	ISSUER
OF THE DIRECTORS FOR THE YEAR ENDING 31 DECEMBER 2009.

4. TO RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS AS AUDITORS,				FOR	FOR	WITH	ISSUER
AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

6. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20%
OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

8. TO APPROVE, RATIFY AND CONFIRM THE AMENDMENTS TO THE SHARE				FOR	FOR	WITH	ISSUER
OPTION SCHEME, THE PRE-GLOBAL OFFERING SHARE OPTION SCHEME
AND THE SPECIAL PURPOSE UNICOM SHARE OPTION SCHEME OF
THE COMPANY.

9. TO APPROVE, RATIFY AND CONFIRM THE AMENDMENTS TO CERTAIN				FOR	FOR	WITH	ISSUER
TERMS OF THE OPTIONS GRANTED UNDER THE SHARE OPTION SCHEME,
THE PRE-GLOBAL OFFERING SHARE OPTION SCHEME AND THE SPECIAL
PURPOSE UNICOM SHARE OPTION SCHEME OF THE COMPANY.

OPEN JOINT STOCK COMPANY "VIMPEL-COMMUNICATIONS"

Ticker:	VIP	Meeting Date:	6/10/2009
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE 2008 VIMPELCOM ANNUAL REPORT PREPARED IN				FOR	FOR	WITH	ISSUER
ACCORDANCE WITH RUSSIAN LAW.

2. APPROVALOF VIMPELCOM'S UNCONSOLIDATED ACCOUNTING STATE-				FOR	FOR	WITH	ISSUER
MENTS, INCLUDING PROFIT AND LOSS STATEMENT FOR 2008 (PREPARED
IN ACCORDANCE WITH RUSSIAN STATUTORY ACCOUNTING PRINCIPLES.

3. ALLOCATION OF PROFITS AND LOSSES RESULTING FROM 2008 FINANCIAL				FOR	FOR	WITH	ISSUER
YEAR OPERATIONS

4. ELECTION OF THE BOARD OF DIRECTORS.				FOR	FOR	WITH	ISSUER

5. ELECTION OF THE AUDIT COMMISSION.				FOR	FOR	WITH	ISSUER

6. APPROVAL OF EXTERNAL AUDITORS.				FOR	FOR	WITH	ISSUER

7. APPROVAL OF THE AMENDED BY-LAWS OF THE AUDIT COMMISSION OF				FOR	FOR	WITH	ISSUER
VIMPELCOM.

8. APPROVAL OF THE AMENDMENTS TO THE CHARTER OF VIMPELCOM.				FOR	FOR	WITH	ISSUER

RESEARCH IN MOTION LIMITED

Ticker:	RIMM	Meeting Date:	7/14/2009
CUSIP	760975102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
OF THE COMPANY AND AUTHORIZING THE DIRECTORS TO FIX THEIR
REMUNERATION.

MARVELL TECHNOLOGY GROUP LTD.

Ticker:	MRVL	Meeting Date:	7/10/2009
CUSIP	G5876H105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AND TO
AUTHORIZE THE AUDIT COMMITTEE, ACTING ON BEHALF OF THE BOARD
OF DIRECTORS, TO FIX THE REMUNERATION OF THE AUDITORS AND
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, IN BOTH CASES
FOR THE FISCAL YEAR ENDING JANUARY 30, 2010.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By: /s/ Ross C. Provence

       Ross C. Provence, President

Date:         8/24/09